Subsequent Events - Additional Information (Detail) - Class B [Member] - shares	Jan. 22, 2021	Jan. 22, 2021	Sep. 30, 2021
Subsequent Event [Line Items]
Common Stock, Shares, Outstanding	6,468,750	6,468,750	6,344,150
Founder Shares [Member]
Subsequent Event [Line Items]
Common Stock, Shares, Outstanding	6,408,750	6,408,750	6,344,150
Board Of Directors [Member] | Founder Shares [Member]
Subsequent Event [Line Items]
Shares transferred to related party	60,000	60,000